Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation And Retirement Disclosure [Abstract]
Table Outlining Company's Participation in Pension Plan

The Company’s participation in the Pension Plan is outlined in the table below.

Expiration Date
		Pension Protection Act		of Collective
	EIN/Pension	Zone Status (1)		Bargaining
Pension Fund	Plan Number	2014	2013	Agreements (2)
Southern Nevada Culinary and Bartenders Pension Plan	88-6016617/001	Green	Green	5/31/18

(1)	The trustees of the Pension Plan have elected to apply the extended amortization and the special ten year asset smoothing rules under the Pension Relief Act of 2010.
(2)

The Company is party to ten collective bargaining agreements that require contributions to the Pension Plan.  The agreements between CityCenter Hotel Casino, LLC, Bellagio, Mandalay Corp., MGM Grand Hotel, LLC and the Local Joint Executive Board of Las Vegas are the most significant because more than half of the Company’s employee participants in the Pension Plan are covered by those four agreements.

Schedule of Contributions of Company's Multiemployer Pension and Other Multiemployer Benefit Plans

Contributions to the Company’s multiemployer pension plans and other multiemployer benefit plans were as follows:

	Year Ended December 31,
	2015	2014	2013
Multiemployer Pension Plans	(In thousands)
Southern Nevada Culinary and Bartenders Pension Plan	$41,904	$33,927	$37,691
Other pension plans not individually significant	9,680	7,323	8,280
Total multiemployer pension plans	$51,584	$41,250	$45,971

Multiemployer Benefit Plans Other Than Pensions
UNITE HERE Health	$191,733	$202,641	$167,494
Other	12,840	12,746	15,367
Total multiemployer benefit plans other than pensions	$204,573	$215,387	$182,861